UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/14

This N-CSR relates to the series of the Registrant listed below:

Dreyfus Alternative Diversifier Strategies Fund

Dreyfus Global Emerging Markets Fund

Dreyfus Select Managers Long/Short Equity Fund

Dreyfus TOBAM Emerging Markets Fund

Dreyfus Yield Enhancement Strategy Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Alternative Diversifier
Strategies Fund

SEMIANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statement of Changes in Net Assets
7	Financial Highlights
8	Notes to Financial Statements
16	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alternative Diversifier Strategies Fund from March 31, 2014 (commencement of operations) to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Class A Class C Class I Class Y

Expenses paid per $1,000†	$.68	$1.31	$.47	$.47
Ending value (after expenses)	$994.40	$994.40	$995.20	$995.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$4.01	$7.75	$2.76	$2.76
Ending value (after expenses)	$1,020.83	$1,017.11	$1,022.07	$1,022.07

†	Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .55% for
Class I and .55% for ClassY, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on March 31, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2013 to April 30, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .55% for
Class I and .55 for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

Registered Investment Companies—96.8%		Shares		Value ($)
Alternative Investments—24.5%
AQR Managed Futures Strategy Fund, Cl. I		620,627		6,150,413
ASG Global Alternatives Fund, Cl. Y		560,607		6,172,292
ASG Managed Futures Strategy Fund, Cl. Y		621,141		6,292,161
DFA Commodity Strategy Portfolio		682,199		6,303,519
Dynamic Total Return Fund, Cl. Y		2,543,947	[a]	37,090,746
				62,009,131
Domestic Common Stocks—42.7%
Dreyfus Research Long/Short Equity Fund, Cl. Y		1,906,514	[a]	24,174,596
Dreyfus Select Managers Long/Short Equity Fund, Cl. Y		6,878,316	[a]	83,915,448
				108,090,044
Foreign Common Stocks—29.6%
Dreyfus Global Real Estate Securities Fund, Cl. Y		2,919,196	[a]	25,192,659
Dreyfus Global Real Return Fund, Cl. Y		3,317,578	[a]	49,564,615
				74,757,274
Total Investments (cost $246,570,060)		96.8%		244,856,449
Cash and Receivables (Net)		3.2%		8,131,167
Net Assets		100.0%		252,987,616

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)				Value (%)
Mutual Funds: Domestic	42.7	Alternative Investments		24.5
Mutual Funds: Foreign	29.6			96.8

† Based on net assets.
See notes to financial statements.

The Fund	3

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			24,851,965	24,918,385
Affiliated issuers			221,718,095	219,938,064
Cash				1,721,449
Receivable for shares of Common Stock subscribed				6,452,493
Prepaid expenses				130,383
				253,160,774
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				28,455
Payable for shares of Common Stock redeemed				14,392
Accrued expenses				130,311
				173,158
Net Assets ($)				252,987,616
Composition of Net Assets ($):
Paid-in capital				254,584,533
Accumulated Investment (loss)—net				(99,928)
Accumulated net realized gain (loss) on investments				216,622
Accumulated net unrealized appreciation
(depreciation) on investments				(1,713,611)
Net Assets ($)				252,987,616

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	24,869	24,854	24,874	252,913,019
Shares Outstanding	2,000	2,000	2,000	20,339,455
Net Asset Value Per Share ($)	12.43	12.43	12.44	12.43

See notes to financial statements.

4

STATEMENT OF OPERATIONS
From March 31, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Investment Income ($):
Income	—
Expenses:
Management fee—Note 2(a)	45,411
Registration fees	38,325
Professional fees	17,000
Prospectus and shareholders’ reports	9,354
Custodian fees—Note 2(c)	350
Directors’ fees and expenses—Note 2(d)	200
Shareholder servicing costs—Note 2(c)	168
Distribution fees—Note 2(b)	16
Miscellaneous	7,177
Total Expenses	118,001
Less—reduction in expenses due to undertaking—Note 2(a)	(18,073)
Net Expenses	99,928
Investment (Loss)—Net	(99,928)
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	—
Capital gain distributions on unaffiliated issuers	216,622
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	66,420
Affiliated issuers	(1,780,031)
Net Unrealized Appreciation (Depreciation)	(1,713,611)
Net Realized and Unrealized Gain (Loss) on Investments	(1,496,989)
Net (Decrease) in Net Assets Resulting from Operations	(1,596,917)

See notes to financial statements.

The Fund 5

STATEMENT OF CHANGES IN NET ASSETS
From March 31, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Operations ($):
Investment (loss)—net	(99,928)
Net realized gain (loss) on investments	216,622
Net unrealized appreciation (depreciation) on investments	(1,713,611)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,596,917)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	25,000
Class C	25,000
Class I	25,000
Class Y	255,657,369
Cost of shares redeemed:
Class Y	(1,147,836)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	254,584,533
Total Increase (Decrease) in Net Assets	252,987,616
Net Assets ($):
Beginning of Period	—
End of Period	252,987,616
Accumulated investment (loss)—net	(99,928)
Capital Share Transactions (Shares):
Class A
Shares sold	2,000
Class C
Shares sold	2,000
Class I
Shares sold	2,000
Class Y
Shares sold	20,431,895
Shares redeemed	(92,440)
Net Increase (Decrease) in Shares Outstanding	20,339,455

See notes to financial statements.

6

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from March 31, 2014 (commencement of operations) to April 30, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.01)	(.02)	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	(.06)	(.05)	(.05)	(.06)
Total from Investment Operations	(.07)	(.07)	(.06)	(.07)
Net asset value, end of period	12.43	12.43	12.44	12.43
Total Return (%)[b]	(.56)[c]	(.56)[c]	(.48)	(.48)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d,e]	1.06	1.66	.66	.65
Ratio of net expenses
to average net assets[d,e]	.80	1.55	.55	.55
Ratio of net investment (loss)
to average net assets[d,e]	(.80)	(1.55)	(.55)	(.55)
Portfolio Turnover Rate	—	—	—	—
Net Assets, end of period ($ x 1,000)	25	25	25	252,913

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.
e	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 7

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Alternative Diversifier Strategies Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on March 31, 2014. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes

8

include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class A, Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 9

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	244,856,449	—	—	244,856,449
† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

10

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value					Net Realized
Company	3/31/2014	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	—		24,635,344		—	—
Dreyfus Global Real
Return Fund, Cl. Y	—		49,270,689		—	—
Dreyfus Research
Long/Short Equity
Fund, Cl. Y	—		24,635,344		—	—
Dreyfus Select Managers
Long/Short Equity
Fund, Cl. Y	—		86,223,703		—	—
Dynamic Total Return
Fund, Cl. Y	—		36,953,015		—	—
TOTAL	—		221,718,095		—	—

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		4/30/2014	($)	Assets (%)	Distributions ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	557,315		25,192,659		9.9	—
Dreyfus Global Real
Return Fund, Cl. Y	293,926		49,564,615		19.6	—
Dreyfus Research
Long/Short Equity
Fund, Cl. Y	(460,748)		24,174,596		9.6	—

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	4/30/2014	($)	Assets (%)	Distributions ($)
Dreyfus Select
Managers
Long/Short Equity
Fund, Cl. Y	(2,308,255)	83,915,448		33.2	—
Dynamic Total Return
Fund, Cl. Y	137,731	37,090,746		14.7	—
TOTAL	(1,780,031)	219,938,064		87.0	—

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to

12

the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the funds average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents).The Manager has contractually agreed, from March 31, 2014 through April 1, 2015, to assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, acquired fund fees and expenses incurred by underlying funds and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $18,073 during the period ended April 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $16 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $6 and $5, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $8 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $350 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $736 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $45,410, Distribution Plan fees $16, Shareholder Services Plan fees $10, custodian fees $350, Chief Compliance Officer fees $736 and transfer agency fees $6, which are offset against an expense reimbursement currently in effect in the amount of $18,073.

14

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $246,570,060.

At April 30, 2014, accumulated net unrealized depreciation on investments was $1,713,611, consisting of $1,216,295 gross unrealized appreciation and $2,929,906 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 20, 2014, the Board considered the approval of the fund’s Management Agreement pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the approval of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

16

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. ("Lipper") (the “Comparison Group”) and to the management fees of funds in the fund's anticipated Lipper category. They noted that the fund’s contractual management fee was below the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least April 1, 2015 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% of the fund’s average daily net assets) were above the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management fees (1) paid by funds advised or administered by Dreyfus or its affiliates that are in the same Lipper category as the fund and (2) paid to Dreyfus for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus from acting as investment adviser.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreement.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus are adequate and appropriate.

  The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the fee to be charged by Dreyfus under the Agreement was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund was anticipated to invest.

18

  The Board determined that because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of other funds advised by Dreyfus. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined that approval of the Agreement was in the best interests of the fund and its shareholders.

The Fund 19

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Global Emerging

Markets Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
22	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Emerging Markets Fund from February 3, 2014 (commencement of operations) to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.96	$5.81	$3.12	$3.35
Ending value (after expenses)	$1,077.60	$1,076.00	$1,076.00	$1,079.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$8.00	$11.73	$6.31	$6.76
Ending value (after expenses)	$1,016.86	$1,013.14	$1,018.55	$1,018.10

†	Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.26% for
Class I and 1.35% for Class Y, multiplied by the average account value over the period, multiplied by 87/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and Class Y shares commenced operations on February 3, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2013 to April 30, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.26% for
Class I and 1.35% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—96.4%	Shares		Value ($)
Brazil—4.1%
Abril Educacao	19,000		242,852
Ambev, ADR	200,882		1,456,394
CCR	83,340		652,218
Iguatemi Empresa de Shopping Centers	31,876		316,937
LPS Brasil Consultoria de Imoveis	56,808		284,072
			2,952,473
Chile—.5%
Sociedad Quimica y Minera Chile, ADR	10,527		335,811
China—12.4%
Baidu, ADR	20,107	[a]	3,093,462
Biostime International Holdings	170,500		1,132,569
Hengan International Group	82,000		863,581
TAL Education Group, ADR	31,519	[a]	697,200
Vipshop Holdings, ADS	19,513	[a]	2,735,527
YY, ADR	9,549	[a]	547,731
			9,070,070
Cyprus—1.5%
Eurasia Drilling, GDR	44,105		1,087,188
Hong Kong—3.5%
AIA Group	528,800		2,564,557
India—16.1%
Apollo Hospitals Enterprise	52,921		782,229
Glenmark Pharmaceuticals	91,624		908,750
Godrej Consumer Products	83,975		1,100,056
Grasim Industries	7,949		344,773
ITC	581,845		3,284,899
Jubilant Foodworks	44,295	[a]	694,774
Tata Consultancy Services	33,399		1,207,671
Tata Motors, ADR	85,885		3,213,817
Titan	33,701		142,397
			11,679,366

The Fund 3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Indonesia—1.8%
Indofood Sukses Makmur	935,500		570,452
Media Nusantara Citra	3,248,500		762,849
			1,333,301
Macau—3.7%
Sands China	374,000		2,730,367
Malaysia—1.1%
IHH Healthcare	656,400	[a]	806,052
Mexico—7.9%
Fibra Shop Portafolios Inmobiliarios	135,046		176,617
Fibra Uno Administracion	135,774		445,116
Genomma Lab Internacional, Cl. B	744,077	[a]	1,889,945
Grupo Financiero Santander Mexico, Cl. B, ADR	141,500		1,683,850
Kimberly-Clark de Mexico, Cl. A	460,010		1,200,416
Southern Copper	12,540		377,956
			5,773,900
Philippines—9.1%
Bank of the Philippine Islands	348,790		710,411
Energy Development	2,499,600		313,431
First Gen	767,500		327,109
GT Capital Holdings	42,430		825,186
LT Group	2,626,900		1,078,337
Robinsons Retail Holdings	387,000		581,629
Security Bank	220,744		594,692
Universal Robina	673,250		2,204,901
			6,635,696
Portugal—.7%
Galp Energia	28,429		492,420
Russia—3.3%
Magnit, GDR	20,236		952,104
Mail.ru Group, GDR	35,477	[a]	963,910

4

Common Stocks (continued)	Shares		Value ($)
Russia (continued)
Yandex, Cl. A	19,752	[a]	523,428
			2,439,442
South Africa—11.5%
British American Tobacco	32,168		1,851,957
Discovery	108,000		936,229
Life Healthcare Group Holdings	508,672		2,019,603
Naspers, Cl. N	32,405		3,055,535
Standard Chartered	24,300		530,949
			8,394,273
South Korea—2.0%
Samsung Electronics	1,112		1,445,288
Sweden—.7%
Millicom International Cellular, SDR	5,001		494,547
Switzerland—2.2%
Cie Financiere Richemont	158,571		1,615,629
Taiwan—8.3%
MediaTek	153,000		2,391,417
Taiwan Semiconductor
Manufacturing	924,000		3,625,869
			6,017,286
Thailand—1.9%
Bangkok Bank	232,000		1,355,006
Turkey—.8%
Cola-Cola Icecek	23,473		549,710
United Arab Emirates—1.0%
Al Noor Hospitals Group	42,574		717,378
United States—2.3%
Yum! Brands	22,147		1,705,098
Total Common Stocks
(cost $68,299,585)			70,194,858

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,350,000)	2,350,000 [b]	2,350,000

Total Investments (cost $70,649,585)	99.6%	72,544,858
Cash and Receivables (Net)	.4%	326,130
Net Assets	100.0%	72,870,988

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts
SDR—Swedish Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	25.4	Money Market Investment	3.2
Consumer Services	19.4	Oil & Gas	2.2
Technology	16.9	Basic Materials	1.0
Financial	14.3	Utilities	.9
Health Care	9.8	Telecommunications	.7
Industrial	5.8		99.6

† Based on net assets.
See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	68,299,585	70,194,858
Affiliated issuers	2,350,000	2,350,000
Cash		244,039
Cash denominated in foreign currencies	39,571	39,525
Dividends receivable		124,217
Prepaid expenses		102,081
		73,054,720
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		68,083
Payable for shares of Common Stock redeemed		2,200
Accrued expenses and other liabilities		113,449
		183,732
Net Assets ($)		72,870,988
Composition of Net Assets ($):
Paid-in capital		70,796,160
Accumulated undistributed investment income—net		59,354
Accumulated net realized gain (loss) on investments		119,780
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		1,895,694	[a]
Net Assets ($)		72,870,988

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	37,067	26,891	130,996	72,676,034
Shares Outstanding	2,752	2,000	9,737	5,388,484
Net Asset Value Per Share ($)	13.47	13.45	13.45	13.49

a Net of $30,596 deferred foreign capital gains tax.
See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS

From February 3, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $29,320 foreign taxes withheld at source):
Unaffiliated issuers	218,802
Affiliated issuers	996
Interest	22
Total Income	219,820
Expenses:
Management fee—Note 2(a)	119,074
Professional fees	53,708
Custodian fees—Note 2(c)	42,000
Registration fees	27,578
Directors’ fees and expenses—Note 2(d)	9,309
Prospectus and shareholders’ reports	8,474
Shareholder servicing costs—Note 2(c)	88
Distribution fees—Note 2(b)	48
Miscellaneous	8,559
Total Expenses	268,838
Less—reduction in expenses due to undertaking—Note 2(a)	(108,372)
Net Expenses	160,466
Investment Income—Net	59,354
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	63,127
Net realized gain (loss) on forward foreign currency exchange contracts	56,653
Net Realized Gain (Loss)	119,780
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,895,694
Net Realized and Unrealized Gain (Loss) on Investments	2,015,474
Net Increase in Net Assets Resulting from Operations	2,074,828

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

From February 3, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Operations ($):
Investment Income—net	59,354
Net realized gain (loss) on investments	119,780
Net unrealized appreciation
(depreciation) on investments	1,895,694
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,074,828
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	35,066
Class C	25,000
Class I	19,463,905
Class Y	71,735,224
Cost of shares redeemed:
Class I	(20,034,517)
Class Y	(428,518)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	70,796,160
Total Increase (Decrease) in Net Assets	72,870,988
Net Assets ($):
Beginning of Period	—
End of Period	72,870,988
Undistributed investment income—net	59,354
Capital Share Transactions (Shares):
Class A
Shares sold	2,752
Class C
Shares sold	2,000
Class I
Shares sold	1,550,442
Shares redeemed	(1,540,705)
Net Increase (Decrease) in Shares Outstanding	9,737
Class Y
Shares sold	5,420,980
Shares redeemed	(32,496)
Net Increase (Decrease) in Shares Outstanding	5,388,484

See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from February 3, 2014 (commencement of operations) to April 30, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distrib-utions.These figures have been derived from the fund’s financial statements.

	Class A		Class C	Class I	Class Y
	Shares		Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net[a]	.01		(.01)	.15	.01
Net realized and unrealized
gain (loss) on investments	.96		.96	.80	.98
Total from Investment Operations	.97		.95	.95	.99
Net asset value, end of period	13.47		13.45	13.45	13.49
Total Return (%)[b]	7.76	[c]	7.60 [c]	7.60	7.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	2.63		3.26	1.26	2.29
Ratio of net expenses
to average net assets[d]	1.60		2.35	1.26	1.35
Ratio of net investment income
(loss) to average net assets[d]	.33		(.38)	4.68	.36
Portfolio Turnover Rate[b]	16.49		16.49	16.49	16.49
Net Assets, end of period ($ x 1,000)	37		27	131	72,676

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Emerging Markets Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on February 3, 2014. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A, 2,000 Class C and 2,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether

12

such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

14

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	1,705,098	—	—	1,705,098
Equity Securities—
Foreign
Common Stocks†	68,489,760	—	—	68,489,760
Mutual Funds	2,350,000	—	—	2,350,000

† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	2/3/2014	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		45,516,000	43,166,000	2,350,000		3.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

16

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the fund has agreed to pay a management fee at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 3, 2014 through March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking amounted to $108,372 during the period ended April 30, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Newton serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

more sub-advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $48 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $19 and $16, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is

18

approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $45 for transfer agency services and $5 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $42,000 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $736 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $55,733, Distribution Plan fees $17, Shareholder Services Plan fees $13, custodian fees $42,000, Chief Compliance Officer fees $736 and transfer agency fees $27, which are offset against an expense reimbursement currently in effect in the amount of $30,443.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2014, there were no redemption fees charged and retained by the fund.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2014, amounted to $77,007,035 and $8,919,774, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract

20

is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.At April 30, 2014, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Forward contracts	715,864

At April 30, 2014, accumulated net unrealized appreciation on investments was $1,895,273, consisting of $3,876,942 gross unrealized appreciation and $1,981,669 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on December 17, 2013, the Board considered the approval of the fund’s Management Agreement pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

22

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Sub-Adviser the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus and the Sub-Adviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. ("Lipper") (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was below the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least March 1, 2015 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.35% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements.

24

Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Sub-Adviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of other funds advised by Dreyfus. It should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Select Managers
Long/Short Equity Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
8	Statement of Securities Sold Short
9	Statement of Financial Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
33	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Long/Short Equity Fund from March 31, 2014 (commencement of operations) to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.56	$3.19	$2.35	$2.36
Ending value (after expenses)	$976.00	$975.20	$976.00	$976.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$15.20	$18.90	$13.96	$14.01
Ending value (after expenses)	$1,009.67	$1,005.95	$1,010.91	$1,010.86

†	Expenses are equal to the fund’s annualized expense ratio of 3.05% for Class A, 3.80% for Class C, 2.80% for
Class I and 2.81% for ClassY, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on March 31, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2013 to April 30, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of 3.05% for Class A, 3.80% for Class C, 2.80% for
Class I and 2.81% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

Common Stocks—72.7%	Shares		Value ($)
Automobiles & Components—4.9%
Bayerische Motoren Werke	9,502		1,188,805
BorgWarner	20,358		1,265,046
Ford Motor	179,408	[a]	2,897,439
General Motors	106,598	[a]	3,675,499
			9,026,789
Banks—4.0%
Bank of America	159,589		2,416,177
Comerica	31,968		1,542,136
JPMorgan Chase & Co.	21,200		1,186,776
KeyCorp	72,517		989,132
Signature Bank	11,245	[b]	1,336,131
			7,470,352
Capital Goods—4.0%
Acuity Brands	9,142		1,138,819
Airbus Group	26,416		1,813,718
Hubbell, Cl. B	5,328		627,212
Precision Castparts	7,291	[a]	1,845,279
Safran	1,680		112,913
Textron	48,119		1,968,067
			7,506,008
Consumer Durables & Apparel—1.7%
Mohawk Industries	15,984	[a,b]	2,116,441
Whirlpool	7,123		1,092,526
			3,208,967
Consumer Services—1.1%
Carnival	29,724		1,168,450
Service Corporation International	42,756		802,530
			1,970,980
Diversified Financials—4.2%
AerCap Holdings	15,749	[b]	657,206
MasterCard, Cl. A	27,107		1,993,720
Ocwen Financial	61,399	[a,b]	2,327,022
Visa, Cl. A	13,724		2,780,620
			7,758,568

The Fund	3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy—4.2%
Cheniere Energy	25,886	[a,b]	1,461,265
Hess	61,850	[a]	5,514,546
Tesoro	13,591		765,037
			7,740,848
Food & Staples Retailing—.8%
Walgreen	23,172		1,573,379
Food, Beverage & Tobacco—1.4%
Constellation Brands, Cl. A	33,841	[b]	2,701,865
Health Care Equipment & Services—1.3%
Aetna	21,842	[a]	1,560,611
Thermo Fisher Scientific	4,570		520,980
Universal Health Services, Cl. B	4,823		394,473
			2,476,064
Insurance—.8%
MetLife	26,869	[a]	1,406,592
Materials—1.1%
LyondellBasell Industries, Cl. A	5,684		525,770
Monsanto	8,248		913,054
Sherwin-Williams	2,748		549,160
			1,987,984
Media—6.7%
CBS, Cl. B	29,958	[a]	1,730,374
DISH Network, Cl. A	86,066	[a,b]	4,893,713
Netflix	4,796	[b]	1,544,504
Time Warner	46,535		3,092,716
Viacom, Cl. B	12,899		1,096,157
			12,357,464
Pharmaceuticals, Biotech &
Life Sciences—3.7%
Actavis	8,511	[b]	1,739,053
Gilead Sciences	21,424	[b]	1,681,570
Mylan	10,293	[b]	522,679
Pacira Pharmaceuticals	9,257	[b]	634,012
Valeant Pharmaceuticals International	17,275	[b]	2,309,841
			6,887,155

4

Common Stocks (continued)	Shares		Value ($)
Real Estate—5.6%
American Tower	48,438	[a,c]	4,045,542
CBRE Group, Cl. A	10,319	[b]	274,898
Colony Financial	36,006		783,130
Crown Castle International	28,753	[a]	2,091,206
NorthStar Realty Finance	49,522	[a,c]	793,342
Realogy Holdings	57,710	[a,b]	2,426,705
			10,414,823
Retailing—1.3%
AutoNation	45,035	[a,b]	2,386,405
Semiconductors & Semiconductor
Equipment—.9%
SunEdison	88,933	[b]	1,710,182
Software & Services—7.7%
Facebook, Cl. A	47,733	[b]	2,853,479
Google, Cl. A	1,881	[b]	1,006,109
Google, Cl. C	666	[b]	350,755
Priceline Group	1,884	[b]	2,181,201
salesforce.com	38,791	[b]	2,003,555
ServiceNow	19,881	[b]	988,483
Yahoo!	93,200	[b]	3,350,540
Yahoo! Japan	351,900		1,528,279
			14,262,401
Technology Hardware &
Equipment—1.4%
Apple	4,238		2,500,801
Trimble Navigation	2,793	[b]	107,335
			2,608,136
Telecommunication Services—10.2%
SoftBank	46,600		3,459,618
Sprint	532,240	[a,b]	4,524,040
T-Mobile US	210,302	[a,b]	6,159,746
Telefonica Deutschland Holding	70,385		584,621
Verizon Communications	53,728		2,510,709
Vodafone Group	436,782		1,651,539
			18,890,273

The Fund	5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Transportation—5.7%
American Airlines Group	33,076	[a,b]	1,159,975
C.H. Robinson Worldwide	12,160		716,224
CSX	89,408		2,523,094
Delta Air Lines	32,600		1,200,658
Kansas City Southern	9,668		975,308
Old Dominion Freight Line	16,713	[a,b]	1,013,309
Swift Transportation	89,291	[b]	2,147,449
Union Pacific	4,293		817,516
			10,553,533
Total Common Stocks
(cost $136,348,123)			134,898,768
	Number of
Warrants—.1%	Warrants		Value ($)
Banks
JPMorgan Chase & Co. Ser. CW18 (10/28/18)
(cost $268,297)	13,300	[b]	250,838
	Number of
Options Purchased—.3%	Contracts		Value ($)
Call Options—.1%
ServiceNow,
June 2014 @ $50	165		59,400
Put Options—.2%
NASDAQ 100 Index,
May 2014 @ $347.50	11		20,295
Netflix,
May 2014 @ $300	31		12,214
S&P 500 Index Futures,
May 2014 @ $182.50	32		13,440
S&P 500 Index Futures,
September 2014 @ $177.50	56		189,560
SPDR S&P 500 ETF Trust,
May 2014 @ $180	766		19,916

6

	Number of
Options Purchased (continued)	Contracts	Value ($)
Put Options (continued)
SunEdison,
May 2014 @ $18	800	56,800
Tesla Motors
May 2014 @ $190	127	86,995
		399,220
Total Options Purchased
(cost $982,102)		458,620

Total Investments (cost $137,598,522)	73.1%	135,608,226
Cash and Receivables (Net)	26.9%	49,977,081
Net Assets	100.0%	185,585,307

a Held by a broker as collateral for open short positions.
b Non-income producing security.
c Investment in real estate investment trust.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Telecommunication Services	10.2	Food, Beverage & Tobacco	1.4
Software & Services	7.7	Technology Hardware & Equipment	1.4
Media	6.7	Health Care Equipment & Services	1.3
Transportation	5.7	Retailing	1.3
Real Estate	5.6	Consumer Services	1.1
Automobiles & Components	4.9	Materials	1.1
Diversified Financials	4.2	Semiconductors &
Energy	4.2	Semiconductor Equipment	.9
Banks	4.1	Food & Staples Retailing	.8
Capital Goods	4.0	Insurance	.8
Pharmaceuticals,		Options Purchased	.3
Biotech & Life Sciences	3.7
Consumer Durables & Apparel	1.7		73.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF SECURITIES SOLD SHORT
April 30, 2014 (Unaudited)

Common Stocks—11.6%		Shares	Value ($)
Capital Goods—.6%
Caterpillar		9,871	1,040,403
Exchange-Traded Funds—7.4%
AMEX Consumer Discretionary Select Sector SPDR Fund		12,619	805,597
Energy Select Sector SPDR Fund		53,466	5,011,903
Health Care Select Sector SPDR Fund		27,920	1,622,710
iShares U.S. Real Estate ETF		39,755	2,770,128
SPDR S&P Regional Banking ETF		22,434	863,485
SPDR S&P 500 ETF Trust		14,507	2,731,813
			13,805,636
Retailing—.9%
Guess?		22,010	592,289
Wal-Mart Stores		13,180	1,050,578
			1,642,867
Semiconductors & Semiconductor Equipment—.3%
Intel		22,994	613,710
Telecommunication Services—1.8%
AT&T		93,907	3,352,480
Transportation—.6%
Con-way		5,735	243,623
Heartland Express		10,160	221,082
J.B. Hunt Transport Services		3,121	237,508
Knight Transportation		9,560	226,859
Werner Enterprises		9,103	233,037
			1,162,109
Total Securities Sold Short
(proceeds $21,162,895)			21,617,205

ETF—Exchange-Traded Funds

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Exchange-Traded Funds	7.4	Transportation	.6
Telecommunication Services	1.8	Semiconductors &
Retailing	.9	Semiconductor Equipment	.3
Capital Goods	.6		11.6

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014 ($)
Financial Futures Short
NASDAQ 100 E-mini	59	(4,216,435)	June 2014	(82,014)
Standard & Poor’s 500 E-mini	181	(16,994,995)	June 2014	(155,955)
Topix	28	(3,164,670)	June 2014	(90,846)
				(328,815)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2014 (Unaudited)

	Number of
	Contracts	Value ($)
Put Options:
SPDR S&P 500 ETF Trust,
May 2014 @ $175	766	(8,426)
(premiums received $119,465)

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			137,598,522	135,608,226
Cash				45,070,168
Cash collateral—Note 4				5,904,524
Receivable from brokers for proceeds on securities sold short				21,162,895
Receivable for investment securities sold				15,847,804
Receivable for shares of Common Stock subscribed				335,000
Dividends receivable				94,940
Unrealized appreciation on swap agreements—Note 4				93,799
Receivable from broker for swap transactions—Note 4				27,218
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				1,070
Prepaid expenses				168,142
				224,313,786
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				267,204
Securities sold short, at value (proceeds $21,162,895)—
See Statement of Securities Sold Short—Note 4				21,617,205
Payable for investment securities purchased				16,593,968
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				73,682
Payable for futures variation margin—Note 4				41,073
Dividends payable on securities sold short				37,586
Unrealized depreciation on swap agreements—Note 4				25,827
Outstanding options written, at value (premiums received
$119,465)—See Statement of Options Written—Note 4				8,426
Accrued expenses				63,508
				38,728,479
Net Assets ($)				185,585,307
Composition of Net Assets ($):
Paid-in capital				190,257,081
Accumulated Investment (loss)—net				(276,943)
Accumulated net realized gain (loss) on investments				(1,728,747)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, foreign currency transactions, securities sold short and swap transactions [including ($328,815) net unrealized
(depreciation) on financial futures]				(2,666,084)
Net Assets ($)				185,585,307

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	147,610	97,548	97,632	185,242,517
Shares Outstanding	12,098	8,000	8,000	15,179,774
Net Asset Value Per Share ($)	12.20	12.19	12.20	12.20

See notes to financial statements.

10

STATEMENT OF OPERATIONS
From March 31, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends	123,704
Expenses:
Management fee—Note 3(a)	280,332
Dividends on securities sold short	37,586
Registration fees	34,853
Professional fees	24,497
Prospectus and shareholders’ reports	12,239
Directors’ fees and expenses—Note 3(d)	7,308
Interest on securities sold short	6,350
Custodian fees—Note 3(c)	5,000
Shareholder servicing costs—Note 3(c)	1,712
Distribution fees—Note 3(b)	63
Miscellaneous	5,259
Total Expenses	415,199
Less—reduction in expenses due to undertaking—Note 3(a)	(14,552)
Net Expenses	400,647
Investment (Loss)—Net	(276,943)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions
Long transactions	(1,808,253)
Short sale transactions	(82,489)
Net realized gain (loss) on options transactions	181,065
Net realized gain (loss) on financial futures	(23,983)
Net realized gain (loss) on swap transactions	(9,410)
Net realized gain (loss) on forward foreign currency exchange contracts	14,323
Net Realized Gain (Loss)	(1,728,747)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,465,876)
Net unrealized appreciation (depreciation) on securities sold short	(454,310)
Net unrealized appreciation (depreciation) on options transactions	(412,443)
Net unrealized appreciation (depreciation) on financial futures	(328,815)
Net unrealized appreciation (depreciation) on swap transactions	67,972
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(72,612)
Net Unrealized Appreciation (Depreciation)	(2,666,084)
Net Realized and Unrealized Gain (Loss) on Investments	(4,394,831)
Net (Decrease) in Net Assets Resulting from Operations	(4,671,774)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS
From March 31, 2014 (commencement of operations) to April 31, 2014 (Unaudited)

Operations ($):
Investment (loss)—net	(276,943)
Net realized gain (loss) on investments	(1,728,747)
Net unrealized appreciation (depreciation) on investments	(2,666,084)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,671,774)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	150,000
Class C	100,000
Class I	100,000
Class Y	190,073,125
Cost of shares redeemed:
Class Y	(166,044)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	190,257,081
Total Increase (Decrease) in Net Assets	185,585,307
Net Assets ($):
Beginning of Period	—
End of Period	185,585,307
Accumulated investment (loss)—net	(276,943)
Capital Share Transactions (Shares):
Class A
Shares sold	12,098
Class C
Shares sold	8,000
Class I
Shares sold	8,000
Class Y
Shares sold	15,193,121
Shares redeemed	(13,347)
Net Increase (Decrease) in Shares Outstanding	15,179,774

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 31, 2014 (commencement of operations) to April 30, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.02)	(.03)	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	(.28)	(.28)	(.28)	(.28)
Total from Investment Operations	(.30)	(.31)	(.30)	(.30)
Net asset value, end of period	12.20	12.19	12.20	12.20
Total Return (%)[b]	(2.40)[c]	(2.48)[c]	(2.40)	(2.40)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	3.51	4.18	3.18	2.91
Ratio of net expenses
to average net assets[d]	3.05	3.80	2.80	2.81
Ratio of net investment (loss)
to average net assets[d]	(2.20)	(2.95)	(1.95)	(1.94)
Portfolio Turnover Rate[b]	61.30	61.30	61.30	61.30
Net Assets, end of period ($ x 1,000)	148	98	98	185,243

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Long/Short Equity Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on March 31, 2014. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Owl Creek Asset Management, L.P. (“Owl Creek”), Perella Weinberg Partners Capital Management LP (“Perella Weinberg”), Sirios Capital Management, L.P. (“Sirios”) and Union Point Advisors, LLC (“Union Point”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.The fiscal year end of the fund is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC.

14

Class Y shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C, 8000 Class I and 7,976,000 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

16

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

hierarchy. Investments in swap transactions are valued each business day by an independent pricing service (the “Service”). Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	121,592,228	—	—	121,592,228
Equity Securities—
Foreign
Common Stocks†	13,306,540	—	—	13,306,540
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	1,070	—	1,070
Options Purchased	458,620	—	—	458,620
Swaps††	—	93,799	—	93,799
Warrants†	250,838	—	—	250,838
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(328,815)	—	—	(328,815)
Forward Foreign
Currency Exchange
Contracts††	—	(73,682)	—	(73,682)
Options Written	(8,426)	—	—	(8,426)
Swaps††	—	(25,827)	—	(25,827)

18

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($) (continued)
Securities Sold Short:
Equity Securities—
Domestic
Common Stocks†††	(7,811,569)	—	—	(7,811,569)
Exchange-Traded
Funds†††	(13,805,636)	—	—	(13,805,636)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
†††	See Statement of Securities Sold Short for additional detailed classifications.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 2.00% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from March 31, 2014 through April 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund,

20

so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expenses on securities sold short, taxes, brokerage commissions and extraordinary expenses) exceed 2.50% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $14,552 during the period ended April 30, 2014.

Pursuant to a Portfolio Allocation Management Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Owl Creek, PerellaWeinberg, Sirios and Union Point, each serves as the fund’s sub-adviser responsible for the day-to–day management of a portion of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more subad-visers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any subadviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $63 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $21 and $21, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $1,060 for transfer agency services and $3 for cash management

22

services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $5,000 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $736 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $274,858, Distribution Plan fees $61, Shareholder Services Plan fees $41, custodian fees $5,000, Chief Compliance Officer fees $736 and transfer agency fees $1,060, which are offset against an expense reimbursement currently in effect in the amount of $14,552.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amounts of purchases and sales of investment securities and securities sold short, excluding short-term securities, financial futures, options transactions, forward contracts and swap transactions, during the period ended April 30, 2014 were as follows:

	Purchases ($)	Sales ($)
Long transactions	203,700,998	65,293,045
Short sale transactions	8,949,198	30,029,604
Total	212,650,196	95,322,649

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2014 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a

24

substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	(Loss) ($)
Contracts written	3,750	293,341
Contracts terminated:
Contracts closed	2.984	173,876	210,008	(36,132)
Contracts Outstanding
April 30, 2014	766	119,465

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized

26

gain on each open contract. The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring
5/1/2014 [a]	34,327	57,701	57,957	256
Euro,
Expiring:
5/2/2014 [a]	53,130	73,532	73,710	178
5/22/2014 [a]	86,000	118,670	119,306	636
6/18/2014 [b]	265,650	369,000	368,503	(497)
Japanese Yen,
Expiring
5/1/2014 [b]	166,718,955	1,632,483	1,630,742	(1,741)
Sales:		Proceeds ($)
British Pound,
Expiring
5/22/2014 [a]	960,000	1,597,466	1,620,577	(23,111)
Euro,
Expiring:
5/22/2014 [a]	1,867,000	2,566,224	2,590,060	(23,836)
5/22/2014 [b]	45,000	62,191	62,428	(237)
6/18/2014 [b]	1,961,291	2,696,400	2,720,660	(24,260)
Gross Unrealized
Appreciation				1,070
Gross Unrealized
Depreciation				(73,682)

Counterparties:
a	Goldman Sachs International
b	Morgan Stanley Capital Services

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively.Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by master netting arrangements (“MNA”) between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the coun-terparty. The following summarizes open total return swaps entered into by the fund at April 30, 2014.

OTC—Total Return Swaps

Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	773,874	Louis Vuitton	Morgan	4/5/2016	65,583
		MOET	Stanley
		Hennessy	Capital
Services

28

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Pay	592,139	Perella	Morgan	4/19/2016	(18,789)
		Health Care	Stanley
			Capital
			Services
Pay	517,926	Perella TCMO	Morgan	4/19/2016	(7,038)
		Basket	Stanley
			Capital
			Services
Receive	926,030	Vodaphone	Morgan	4/29/2016	28,216
			Stanley
			Capital
			Services
Gross Unrealized
Appreciation					93,799
Gross Unrealized
Depreciation					(25,827)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[2,4]	552,419	Equity risk[1,3,5]	(363,068)
Foreign exchange risk[6]	1,070	Foreign exchange risk[7]	(73,682)
Gross fair value of
derivatives contracts	553,489		(436,750)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap agrements.
5	Unrealized depreciation on swap agreements.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Transactions[11]	Total
Equity	(23,983)	181,065	—	(9,410) 147,672
Foreign exchange	—	—	14,323	—	14,323
Total	(23,983)	181,065	14,323	(9,410) 161,995

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[12]	Transactions[13]	Contracts[14]	Transactions[15]	Total
Equity	(328,815)	(412,443)	—	67,972	(673,286)
Foreign exchange	—	—	(72,612)	—	(72,612)
	(328,815)	(412,443)	(72,612)	67,972	(745,898)
Total

Statement of Operations location:
8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10] Net realized gain (loss) on forward foreign currency exchange contracts.
[11] Net realized gain (loss) on swap transactions.
[12] Net unrealized appreciation (depreciation) on financial futures.
[13] Net unrealized appreciation (depreciation) on options transactions.
[14] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[15] Net unrealized appreciation (depreciation) on swap transactions.

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,070	(73,682)
Swaps	93,799	(25,827)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	94,869	(99,509)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	94,869	(99,509)

30

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Goldman Sachs
International	1,070	(1,070)	—	—	—
Morgan Stanley
Capital Services	93,799	(52,562)	—	(41,237)	—
Total	94,869	(53,632)	—	(41,237)	—

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Goldman Sachs
International	(46,947)	1,070	—	—	(45,877)
Morgan Stanley
Capital Services	(52,562)	52,562	—	—	—
Total	(99,509)	53,632	—	—	(45,877)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	15,709,410
Equity options contracts	335,865
Forward contracts	7,265,689

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2014:

Average Notional Value ($)
Equity total return swap agreements	1,930,033

At April 30, 2014, accumulated net unrealized depreciation on investments was $1,990,296, consisting of $1,943,377 gross unrealized appreciation and $3,933,673 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

At a meeting held on June 13, 2014, the Board approved of changing the name of the fund to Dreyfus Select Managers Long/Short Fund, effective on or about September 1, 2014.

32

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 20, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreements (together with the Management Agreement, the “Agreements”), pursuant to which Owl Creek Asset Management, L.P., Perella Weinberg Partners Capital Management LP, Sirios Capital Management, L.P. and Union Point Advisors, LLC (each, a “Subadviser,” and, collectively, the “Subadvisers”) will provide day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadvisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadvisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board was provided with composite performance information for each Subadviser. The Board also discussed with representatives of Dreyfus and the Subadvisers the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus and the Subadvisers.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. ("Lipper") (the “Comparison Group”) and to the management fees of funds in the fund's anticipated Lipper category. They noted that the fund’s contractual management fee was above the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least April 1, 2015 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 2.50% of the fund’s average daily net assets) were above the average and median expense ratios of the funds in the Comparison Group, but were within the range of the expense ratios of other funds in the Comparison Group.

34

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or its affiliates or the Subadvisers for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Subadvisers in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadvisers and Dreyfus.The Board also noted the Subadvisers’ fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadvisers from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s investments. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Subadvisers are adequate and appropriate.

  The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Subadvisers were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadvisers, of other funds advised by Dreyfus and the Subadvisers. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

36

For More Information

Dreyfus
TOBAM Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
25	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus TOBAM Emerging Markets Fund from March 31, 2014 (commencement of operations) to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.06	$1.70	$ .85	$.85
Ending value (after expenses)	$1,000.80	$1,000.00	$1,000.80	$1,000.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$6.26	$9.99	$5.01	$5.01
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,019.84

†	Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for
Class I and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on March 31, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1,
2013 to April 30, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for
Class I and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

Common Stocks—96.4%	Shares		Value ($)
Brazil—2.7%
All America Latina Logistica	70,200		277,998
Fibria Celulose	35,500	[a]	353,448
MRV Engenharia e Participacoes	52,800		167,179
			798,625
Chile—.2%
ENTEL Chile	6,050		74,272
China—19.9%
AAC Technologies Holdings	74,000		413,288
Anta Sports Products	138,000		201,848
AviChina Industry & Technology, Cl. H	336,000		179,421
Biostime International Holdings	31,000		205,922
Byd, Cl. H	10,000	[a]	53,850
China Coal Energy, Cl. H	88,000		47,559
China Communications Services, Cl. H	320,000		162,209
China Longyuan Power Group, Cl. H	418,000		430,241
China Mengniu Dairy	88,000		452,318
China Vanke, Cl. B	70,900		118,244
Chongqing Changan Automobile, Cl. B	70,854		127,946
Datang International Power Generation, Cl. H	292,000		108,846
Golden Eagle Retail Group	101,000		130,273
GOME Electrical Appliances Holdings	1,663,000		313,169
Haitian International Holdings	49,000		98,721
Huaneng Power International, Cl. H	470,000		458,909
Inner Mongolia Yitai Coal, Cl. B	67,200		84,470
Jiangsu Expressway, Cl. H	80,000		90,082
Longfor Properties	150,500		194,508
Shandong Weigao Group Medical Polymer, Cl. H	252,000		253,529
Shanghai Pharmaceuticals Holding, Cl. H	49,800		91,212
Shenzhou International Group Holdings	46,000		158,417
Sihuan Pharmaceutical Holdings Group	333,000		366,805
Sinopec Shanghai Petrochemical, Cl. H	486,000		118,476
Sun Art Retail Group	356,500		464,423
Tingyi Holding	90,000		250,163
Uni-President China Holdings	129,000		106,821

The Fund 3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
Want Want China Holdings	79,000		123,906
Wumart Stores, Cl. H	79,000		77,543
Yantai Changyu Pioneer Wine, Cl. B	15,300		37,949
Zhejiang Expressway, Cl. H	84,000		72,700
			5,993,768
Colombia—1.0%
Cementos Argos	11,944		66,610
Cemex Latam Holdings	4,320	[a]	39,886
Ecopetrol	40,788		75,928
Grupo Argos	3,610		39,743
Interconexion Electrica	8,908		41,767
ISAGEN	23,611		38,588
			302,522
Czech Republic—2.5%
CEZ	14,962		449,853
Komercni Banka	1,197		275,818
Telefonica Czech Republic	2,583		39,131
			764,802
Greece—1.4%
Folli Follie	1,517	[a]	52,615
Hellenic Petroleum	5,861		50,170
Jumbo	6,608	[a]	106,802
OPAP	11,295		180,206
Titan Cement	884	[a]	27,840
			417,633
Hong Kong—3.4%
Beijing Enterprises Holdings	31,000		269,497
GCL-Poly Energy Holdings	389,000	[a]	116,405
Hanergy Solar Group	1,340,000	[a]	191,850
Shougang Fushan Resources Group	274,000		82,345
Sino Biopharmaceutical	444,000		347,620
			1,007,717
Hungary—.9%
Richter Gedeon	15,475		264,910
Indonesia—2.1%
PT Adaro Energy	1,726,000		176,907

4

Common Stocks (continued)	Shares		Value ($)
Indonesia (continued)
PT Astra Agro Lestari	57,000		144,947
PT Bank Danamon Indonesia	140,400		49,668
PT Indo Tambangraya Megah	47,600		104,883
PT Indofood CBP Sukses Makmur	68,900		59,594
PT Surya Citra Media	202,300		55,118
PT Tower Bersama Infrastructure	65,600		36,881
			627,998
Malaysia—6.3%
AirAsia	163,900		111,425
Astro Malaysia Holdings	72,500		73,932
Felda Global Ventures Holdings	45,600		63,118
IOI	144,300		220,946
Lafarge Malaysia	17,500		48,714
Malaysia Airports Holdings	89,812		221,677
MMC	73,900		63,365
Maxis	176,200		375,008
Parkson Holdings	76,532		68,903
Sapurakencana Petroleum	90,700	[a]	119,711
Tenaga Nasional	122,300		445,681
YTL	115,200		56,797
YTL Power International	74,000	[a]	35,578
			1,904,855
Mexico—3.1%
Compartamos	100,800		175,824
Genomma Lab Internacional, Cl. B	121,300	[a]	308,100
Mexichem	74,100		276,117
Promotora y Operadora de Infraestructura	12,100	[a]	168,976
			929,017
Peru—1.1%
Cia de Minas Buenaventura, ADR	25,000		325,000
Philippines—1.0%
JG Summit Holdings	205,600		233,364
Jollibee Foods	15,130		58,375
			291,739
Poland—5.0%
Alior Bank	5,080	[a]	133,927

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Poland (continued)
Bank Millennium	28,869	[a]	84,767
Bank Zachodni WBK	1,868		229,208
Cyfrowy Polsat	12,021	[a]	81,592
Enea	13,134		66,285
Eurocash	13,456		177,553
Orange Polska	93,932		320,796
Polskie Gornictwo Naftowe I Gazownictwo	162,562		252,892
Tauron Polska Energia	83,340		147,266
			1,494,286
South Africa—2.7%
African Bank Investments	107,504		127,425
AngloGold Ashanti	17,538		316,519
Gold Fields	69,178		290,047
Harmony Gold Mining	25,104	[a]	82,992
			816,983
South Korea—15.3%
Celltrion	5,708	[a]	265,707
Coway	4,135		326,142
E-Mart	589		134,524
Halla Visteon Climate Control	4,080		170,181
Hyundai Merchant Marine	10,540	[a]	105,573
Hyundai Wia	2,083		342,698
Kangwon Land	11,490		331,923
KCC	553		275,082
Kia Motors	3,992		221,370
Korea Aerospace Industries	6,330		201,852
Korea Electric Power	12,970		495,805
KT	5,090		161,572
LG Uplus	34,370		337,613
NAVER	260		185,696
Orion	421		321,057
S1	2,667		202,612
SK Telecom	1,593		329,145
Yuhan	1,015		178,286
			4,586,838

6

Common Stocks (continued)	Shares		Value ($)
Taiwan—22.1%
Acer	213,000	[a]	131,547
Asia Pacific Telecom	178,000		85,175
Asustek Computer	46,000		475,263
Cheng Uei Precision Industry	61,000		122,614
Chicony Electronics	33,000		85,784
China Petrochemical Development	280,000		110,338
Chunghwa Telecom	146,000		455,434
CTCI	36,000		57,461
Delta Electronics	76,000		465,594
Far EasTone Telecommunications	118,000		255,163
Formosa Taffeta	66,000		68,955
Hiwin Technologies	29,000		275,614
HTC	76,000		390,092
Inventec	375,000		345,222
Kinsus Interconnect Technology	44,000		166,104
Lite-On Technology	160,000		244,255
Pegatron	259,000		392,385
Pou Chen	141,000		179,297
Powertech Technology	109,000		176,325
President Chain Store	64,000		475,793
Radiant Opto-Electronics	73,000		293,711
Siliconware Precision Industries	181,000		265,225
Standard Foods Taiwan	33,000		90,701
Taiwan Mobile	110,000		354,792
TPK Holding	14,000		106,630
Transcend Information	11,000		36,281
Uni-President Enterprises	43,000		72,763
Unimicron Technology	202,000		171,578
Wistron	259,000		216,134
Zhen Ding Technology Holding	22,000		63,746
			6,629,976
Thailand—3.8%
Banpu	168,800		156,489
CP ALL	299,200		388,331
PTT Exploration & Production	93,200		459,376

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Thailand (continued)
TMB Bank	2,074,900		147,474
			1,151,670
Turkey—1.6%
Enka Insaat ve Sanayi	64,642		195,927
Tofas Turk Otomobil Fabrikasi	19,357		118,257
Ulker Biskuvi Sanayi	22,395		170,756
			484,940
Ukraine—.3%
Kernel Holding	8,420	[a]	77,952
Total Common Stocks
(cost $28,753,768)			28,945,503

Preferred Stocks—3.0%
Brazil—2.4%
Gerdau	38,200		229,054
Oi	113,600		109,027
Suzano Papel e Celulose, Cl. A	46,300		150,959
Usinas Siderurgicas de Minas Gerais, Cl. A	61,300	[a]	239,729
			728,769
Colombia—.4%
Banco Davivienda	5,669		80,736
Grupo Aval Acciones y Valores	72,432		48,997
			129,733

8

Preferred Stocks (continued)			Shares	Value ($)
South Korea—.2%
Hyundai Motor			346	48,553
Total Preferred Stocks
(cost $1,023,583)				907,055

Total Investments (cost $29,777,351)			99.4%	29,852,558
Cash and Receivables (Net)			.6%	192,661
Net Assets			100.0%	30,045,219

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Information Technology	16.8	Utilities		9.2
Consumer Staples	13.7	Health Care		6.9
Consumer Discretionary	12.1	Financial		5.5
Telecommunication Services	10.4	Energy		5.1
Industrial	10.3
Materials	9.4			99.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			29,777,351	29,852,558
Cash denominated in foreign currencies			247,204	249,707
Dividends receivable				36,234
Prepaid expenses				105,635
Due from The Dreyfus Corporation and affiliates—Note 2(c)				2,268
				30,246,402
Liabilities ($):
Cash overdraft due to Custodian				144,044
Accrued expenses and other liabilities				57,139
				201,183
Net Assets ($)				30,045,219
Composition of Net Assets ($):
Paid-in capital				30,010,000
Accumulated undistributed investment income—net				38,798
Accumulated net realized gain (loss) on investments				(81,348)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				77,769
Net Assets ($)				30,045,219

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	100,096	100,033	110,210	29,734,880
Shares Outstanding	8,000	8,000	8,807	2,376,000
Net Asset Value Per Share ($)	12.51	12.50	12.51	12.51

See notes to financial statements.

10

STATEMENT OF OPERATIONS
From March 31, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,237 foreign taxes withheld of source):
Unaffiliated issuers	64,295
Affiliated issuers	65
Interest	125
Total Income	64,485
Expenses:
Investment advisory fee—Note 2(a)	21,743
Professional fees	12,625
Registration fees	9,414
Custodian fees—Note 2(c)	2,021
Prospectus and shareholders’ reports	636
Directors’ fees and expenses—Note 2(d)	355
Shareholder servicing costs—Note 2(c)	293
Distribution fees—Note 2(b)	64
Miscellaneous	3,688
Total Expenses	50,839
Less—reduction in expenses due to undertakings—Note 2(a)	(25,152)
Net Expenses	25,687
Investment Income—Net	38,798
Realized and Unrealized Gain (Loss) on Investments—Note 3($):
Net realized gain (loss) on investments and foreign currency transactions	(43,305)
Net realized gain (loss) on forward foreign currency exchange contracts	(38,043)
Net Realized Gain (Loss)	(81,348)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	77,769
Net Realized and Unrealized Gain (Loss) on Investments	(3,579)
Net Increase in Net Assets Resulting from Operations	35,219

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS
From March 31, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Operations ($):
Investment income—net	38,798
Net realized gain (loss) on investments	(81,348)
Net unrealized appreciation
(depreciation) on investments	77,769
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,219
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	100,000
Class C	100,000
Class I	110,000
Class Y	29,700,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	30,010,000
Total Increase (Decrease) in Net Assets	30,045,219
Net Assets ($):
Beginning of the Period	—
End of Period	30,045,219
Undistributed investment income—net	38,798
Capital Share Transactions (Shares):
Class A
Shares sold	8,000
Class C
Shares sold	8,000
Class I
Shares sold	8,807
Class Y
Shares sold	2,376,000

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from March 31, 2014 (commencement of operations) to April 30, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distrib-utions.These figures have been derived from the fund’s financial statements.

	Class A		Class C		Class I	Class Y
	Shares		Shares		Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50		12.50	12.50
Investment Operations:
Investment income—net[a]	.01		.01		.02	.02
Net realized and unrealized
gain (loss) on investments	.00	[b]	(.01)		(.01)	(.01)
Total from Investment Operations	.01		—		.01	.01
Net asset value, end of period	12.51		12.50		12.51	12.51
Total Return (%)[c]	.08	[d]	.00	[d]	.08	.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	2.23		2.98		2.01	1.98
Ratio of net expenses
to average net assets[e]	1.25		2.00		1.00	1.00
Ratio of net investment income
to average net assets[e]	1.27		.52		1.53	1.52
Portfolio Turnover Rate	—		—		—	—
Net Assets, end of period ($ x 1,000)	100		100		110	29,735

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus TOBAM Emerging Markets Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on March 31, 2014.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.TOBAM serves as the fund’s sub-investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. ClassY shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services

14

offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class A and Class C, 8,000 Class I and all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their

16

net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	28,945,503	—	—	28,945,503
Equity Securities—
Foreign
Preferred Stocks†	907,055	—	—	907,055

† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

18

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value		Net
Company	3/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	20,770,000	20,770,000	—		—

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the fund has agreed to pay an investment advisory fee at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, from March 31, 2014 through April 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $25,152 during the period ended April 30, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and TOBAM,TOBAM serves as the fund’s sub-adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially

20

amend sub-investment advisory agreements with one or more subadvis-ers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any subadviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $64 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $21 and $21, respectively, pursuant to the Shareholder Services Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $91 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $2,021 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $736 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $21,045, Distribution Plan fees $62, Shareholder Services Plan fees $41, custodian fees $1,000 and Chief Compliance Officer fees $736, which are offset against an expense reimbursement currently in effect in the amount of $25,152.

22

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2014, there were no redemption fees charged and retained by the fund.

NOTE 3—Securities Transactions:

The aggregate amount of purchases of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2014, amounted to $29,777,352.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. At April 30, 2014, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Forward contracts	6,177,156

At April 30, 2014, accumulated net unrealized appreciation on investments was $75,207, consisting of $828,795 gross unrealized appreciation and $753,588 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 20, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which TOBAM (the “Subadviser”) will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board was provided with composite performance information for the Subadviser's emerging markets strategy.The Board discussed with representatives of Dreyfus and the Subadviser the portfolio management team and the investment strategies to be employed in the management of the fund’s assets. The Board noted the reputation and experience of Dreyfus and the Subadviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. ("Lipper") (the “Comparison Group”) and to the management fees of funds in the fund's anticipated Lipper category.They noted that the fund’s contractual management fee was below the average and median contractual and actual management fees for the funds in the Comparison Group (less than one basis point above the lowest management fee of the funds in the Comparison Group). The fund’s estimated total expenses (as limited through at least April 1, 2015 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.00% of the fund’s average daily net assets) were below the expense ratios of all of the funds in the Comparison Group.

26

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or its affiliates or the Subadviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale.As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund's investments.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of other funds advised by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years.The Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Yield Enhancement
Strategy Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses With Those of Other Funds
3	Statement of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statement of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
16	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Yield Enhancement Strategy Fund from March 7, 2014 (commencement of operations) to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$.83	$1.97	$.45	$.45
Ending value (after expenses)	$1,009.60	$1,008.80	$1,010.50	$1,009.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$2.76	$6.51	$1.51	$1.51
Ending value (after expenses)	$1,022.07	$1,018.35	$1,023.31	$1,023.31

†	Expenses are equal to the fund’s annualized expense ratio of .55% for Class A, 1.30% for Class C, .30% for
Class I and .30% for ClassY, multiplied by the average account value over the period, multiplied by 55/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and ClassY shares commenced operations on March 7, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2013 to April 30, 2014.
†††	Expenses are equal to the fund’s annualized expense ratio of .55% for Class A, 1.30% for Class C, .30% for
Class I and .30% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

Registered Investment Companies—98.5%	Shares		Value ($)
Bonds and Notes—98.5%
BNY Mellon Corporate Bond Fund, Cl. M	3,947,323	[a]	50,604,678
BNY Mellon Municipal Opportunities Fund, Cl. M	3,803,873	[a]	48,993,892
Dreyfus Floating Rate Income Fund, Cl. Y	2,414,426	[a]	30,494,198
Dreyfus High Yield Fund, Cl. I	6,314,744	[a]	43,256,001
TCW Emerging Markets Income Fund, Cl. I	845,878		7,198,426

Total Investments (cost $179,697,587)	98.5%		180,547,195
Cash and Receivables (Net)	1.5%		2,682,550
Net Assets	100.0%		183,229,745

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	94.6	Mutual Funds: Foreign	3.9
			98.5
† Based on net assets.
See notes to financial statements.

The Fund 3

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			7,198,619	7,198,426
Affiliated issuers		172,498,968		173,348,769
Cash				944,765
Receivable for shares of Common Stock subscribed				1,733,960
Prepaid expenses				97,224
Due from The Dreyfus Corporation and affiliates—Note 2(c)				15,919
				183,339,063
Liabilities ($):
Payable for shares of Common Stock redeemed				11,853
Accrued expenses				97,465
				109,318
Net Assets ($)				183,229,745
Composition of Net Assets ($):
Paid-in capital				181,964,541
Accumulated undistributed investment income—net				415,172
Accumulated net realized gain (loss) on investments				424
Accumulated net unrealized appreciation
(depreciation) on investments				849,608
Net Assets ($)				183,229,745

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	25,246	25,218	25,252	183,154,029
Shares Outstanding	2,000	2,000	2,000	14,506,942
Net Asset Value Per Share ($)	12.62	12.61	12.63	12.63

See notes to financial statements.

4

STATEMENT OF OPERATIONS
From March 7, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	31,001
Affiliated issuers	445,062
Total Income	476,063
Expenses:
Registration fees	34,549
Professional fees	20,500
Prospectus and shareholders' reports	11,283
Directors' fees and expenses—Note 2(d)	1,156
Custodian fees—Note 2(c)	650
Shareholder servicing costs—Note 2(c)	39
Distribution fees—Note 2(b)	28
Miscellaneous	7,698
Total Expenses	75,903
Less—reduction in expenses due to undertaking—Note 2(a)	(35,050)
Net Expenses	40,853
Investment Income—Net	435,210
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	424
Affiliated issuers	—
Net Unrealized (Gain) Loss	424
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(193)
Affiliated issuers	849,801
Net Unrealized Appreciation (Depreciation)	849,608
Net Realized and Unrealized Gain (Loss) on Investments	850,032
Net Increase in Net Assets Resulting from Operations	1,285,242
See notes to financial statements.

The Fund 5

STATEMENT OF CHANGES IN NET ASSETS
From March 7, 2014 (commencement of operations) to April 30, 2014 (Unaudited)

Operations ($):
Investment income—net	435,210
Net realized gain (loss) on investments	424
Net unrealized appreciation (depreciation) on investments	849,608
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,285,242
Dividends to Shareholders from ($):
Investment income—net:
Class I	(3)
Class Y	(20,035)
Total Dividends	(20,038)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	25,000
Class C	25,000
Class I	25,000
Class Y	182,747,558
Dividends reinvested:
Class Y	824
Cost of shares redeemed:
Class Y	(858,841)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	181,964,541
Total Increase (Decrease) in Net Assets	183,229,745
Net Assets ($):
Beginning of Period	—
End of Period	183,229,745
Undistributed investment income—net	415,172

6

Capital Share Transactions:
Class A
Shares sold	2,000
Class C
Shares sold	2,000
Class I
Shares sold	2,000
Class Y
Shares sold	14,575,183
Shares issued for dividends reinvested	66
Shares redeemed	(68,307)
Net Increase (Decrease) in Shares Outstanding	14,506,942

See notes to financial statements.

The Fund 7

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from March 7, 2014 (commencement of operations) to April 30, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A		Class C		Class I	Class Y
	Shares		Shares		Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50		12.50	12.50
Investment Operations:
Investment income—net[a]	.05		.03		.05	.06
Net realized and unrealized
gain (loss) on investments	.07		.08		.08	.07
Total from Investment Operations	.12		.11		.13	.13
Distributions:
Dividends from investment income—net	—		—		(.00)[b]	(.00)[b]
Net asset value, end of period	12.62		12.61		12.63	12.63
Total Return (%)[c]	.96	[d]	.88	[d]	1.05	.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e,f]	1.43		2.18		1.18	.56
Ratio of net expenses
to average net assets[e,f]	.55		1.30		.30	.30
Ratio of net investment income
to average net assets[e,f]	2.42		1.67		2.67	3.20
Portfolio Turnover Rate[c]	.46		.46		.46	.46
Net Assets, end of period ($ x 1,000)	25		25		25	183,154

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.
f	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

8

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Yield Enhancement Strategy Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on March 7, 2014. The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights.

The Fund 9

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class A, Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

10

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	180,547,195	—	—	180,547,195

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value					Net Realized
Company	3/7/2014	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
BNY Mellon
Corporate Bond
Fund, Class M	—		50,317,121		—	—
BNY Mellon Municipal
Opportunities Fund,
Class M	—		48,518,301		—	—
Dreyfus Floating
Rate Income Fund,
Class Y	—		30,472,890		—	—
Dreyfus High Yield
Fund, Cl. I	—		43,190,656		—	—
TOTAL	—		172,498,968		—	—

† Includes reinvested dividends/distributions.

Affiliated	Change in Net
Investment	Unrealized		Value		Net	Dividends/
Company	Appreciation ($)		4/30/2014	($)	Assets (%)	Distributions ($)
BNY Mellon
Corporate Bond
Fund, Class M	287,557		50,604,678		27.6	132,901
BNY Mellon Municipal
Opportunities Fund,
Class M	475,591		48,993,892		26.7	128,450
Dreyfus Floating
Rate Income Fund,
Class Y	21,308		30,494,198		16.7	5,437
Dreyfus High Yield
Fund, Cl. I	65,345		43,256,001		23.6	178,274
TOTAL	849,801		173,348,769		94.6	445,062

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

12

requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other affiliated mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. The Manager has contractually agreed, from March 7, 2014 through March 1, 2015, to assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, acquired fund fees and expenses incurred by underlying funds, taxes, brokerage commissions and extraordinary expenses) exceed .30% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $35,050 during the period ended April 30, 2014.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $28 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $10 and $9, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

14

redemptions. During the period ended April 30, 2014, the fund was charged $20 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $650 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $1,706 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $16, Shareholder Services Plan fees $10, custodian fees $650, Chief Compliance Officer fees $736 and transfer agency fees $20, which are offset against an expense reimbursement currently in effect in the amount of $17,351.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $179,989,563 and $292,400, respectively.

At April 30, 2014, accumulated net unrealized appreciation on investments was $849,608, consisting of $849,801 gross unrealized appreciation and $193 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the approval of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

16

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.As the fund had not yet commenced operations, the Board was not able to review the fund’s performance.The Board discussed with Dreyfus representatives the portfolio management team and the investment strategies to be employed in the management of the fund’s assets, noting Dreyfus’ reputation and experience.

The Board noted that the fund will not pay a management fee.

Dreyfus representatives noted that Dreyfus has contractually agreed, until at least March 1, 2015, to assume the expenses of the fund so that annual direct fund operating expenses (excluding fees and expenses of the underlying funds, Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.30%.

Analysis of Profitability and Economies of Scale.The Board considered potential benefits to Dreyfus from acting as investment adviser. Since the fund does not charge a management fee, the Board did not consider profitability or economies of scale.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus are adequate and appropriate.

  The Board concluded that since the fund had not yet commenced oper- ations, its performance could not be measured and was not a factor.

  The Board concluded that, since the fund does not charge a man- agement fee, profitability and economies of scale are not relevant.

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of other funds advised by Dreyfus. It should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years.The Board determined that approval of the Agreement was in the best interests of the fund and its shareholders.

18

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:

June 25, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:

June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)